Off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Schedule of Off-balance Sheet Commitments

Details of off-balance sheet commitments

As of December 31, 2025	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
IT licensing agreements	2,812	1,081	1,731	-	-
Total commitments	2,812	1,081	1,731	-	-